PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
VY
®
T. Rowe Price
Equity Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .0%
Communication Services : 4 .5%
28,473
AT&T, Inc.
$ 427,664
0 .2
29,439  Comcast Corp. - Class
A
1,305,325
0 .4
2,036
(1)
Meta Platforms, Inc.
- Class A
611,228
0 .2
278,674
News Corp. - Class A
5,590,200
1 .8
30,556
News Corp. - Class B
637,704
0 .2
57,773  Verizon
Communications, Inc.
1,872,423
0 .6
42,738
(1)
Walt Disney Co.
3,463,915
1 .1
13,908,459
4 .5
Consumer Discretionary : 3 .8%
17,961
Best Buy Co., Inc.
1,247,751
0 .4
5,800
Dollar General Corp.
613,640
0 .2
57,964
Kohl's Corp.
1,214,925
0 .4
57,376  Las Vegas Sands
Corp.
2,630,116
0 .8
95,641
(1)
Mattel, Inc.
2,106,971
0 .7
13,115
TJX Cos., Inc.
1,165,661
0 .4
240,515
Volkswagen AG, ADR
2,756,302
0 .9
11,735,366
3 .8
Consumer Staples : 8 .2%
24,500
Colgate-Palmolive Co.
1,742,195
0 .6
140,022
Conagra Brands, Inc.
3,839,403
1 .2
5,400  Constellation Brands,
Inc. - Class A
1,357,182
0 .4
143,260
Kenvue, Inc.
2,876,661
0 .9
26,784
Kimberly-Clark Corp.
3,236,846
1 .0
6,600  Mondelez International,
Inc. - Class A
458,040
0 .1
62,172  Philip Morris
International, Inc.
5,755,884
1 .9
52,589  Tyson Foods, Inc.
- Class A
2,655,219
0 .9
22,374
Walmart, Inc.
3,578,274
1 .2
25,499,704
8 .2
Energy : 9 .6%
6,974
Chevron Corp.
1,175,956
0 .4
39,509
Enbridge, Inc.
1,311,304
0 .4
24,546
EOG Resources, Inc.
3,111,451
1 .0
33,500
EQT Corp.
1,359,430
0 .4
45,302
Exxon Mobil Corp.
5,326,609
1 .7
21,172
Hess Corp.
3,239,316
1 .0
37,500
Suncor Energy, Inc.
1,289,250
0 .4
50,986
(2)
TC Energy Corp.
1,754,428
0 .6
156,640
TotalEnergies SE, ADR
10,300,646
3 .3
31,800
Williams Cos., Inc.
1,071,342
0 .4
29,939,732
9 .6
Financials : 21 .7%
128,533  American International
Group, Inc.
7,789,100
2 .5
11,084  Apollo Global
Management, Inc.
994,900
0 .3
51,618
Bank of America Corp.
1,413,301
0 .5
11,500  Bank of New York
Mellon Corp.
490,475
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,600
Carlyle Group, Inc.
$ 711,776
0 .2
68,372
Charles Schwab Corp.
3,753,623
1 .2
32,780
Chubb Ltd.
6,824,140
2 .2
34,037
Citigroup, Inc.
1,399,942
0 .5
184,381  Equitable Holdings,
Inc.
5,234,577
1 .7
130,744
Fifth Third Bancorp
3,311,745
1 .1
30,601
(1)
Fiserv, Inc.
3,456,689
1 .1
2,770  Goldman Sachs
Group, Inc.
896,289
0 .3
43,900  Hartford Financial
Services Group, Inc.
3,112,949
1 .0
272,046  Huntington
Bancshares, Inc.
2,829,278
0 .9
21,549  JPMorgan Chase &
Co.
3,125,036
1 .0
52,448
Loews Corp.
3,320,483
1 .1
75,956
MetLife, Inc.
4,778,392
1 .5
16,741
Morgan Stanley
1,367,237
0 .4
3,028  PNC Financial
Services Group, Inc.
371,748
0 .1
5,337
State Street Corp.
357,365
0 .1
95,700
US Bancorp
3,163,842
1 .0
214,688
Wells Fargo & Co.
8,772,152
2 .8
67,475,039
21 .7
Health Care : 16 .6%
20,360
AbbVie, Inc.
3,034,862
1 .0
29,843  AstraZeneca PLC,
ADR
2,020,968
0 .7
25,428  Becton Dickinson and
Co.
6,573,901
2 .1
3,800
(1)
Biogen, Inc.
976,638
0 .3
5,920
Cardinal Health, Inc.
513,974
0 .2
9,393
(1)
Centene Corp.
646,990
0 .2
12,091
Cigna Group
3,458,872
1 .1
51,650
CVS Health Corp.
3,606,203
1 .2
16,435
Elevance Health, Inc.
7,156,128
2 .3
24,455  GE HealthCare
Technologies, Inc.
1,663,918
0 .5
1,000
Humana, Inc.
486,520
0 .2
26,786
Johnson & Johnson
4,171,919
1 .3
39,014
Medtronic PLC
3,057,137
1 .0
28,159
Merck & Co., Inc.
2,898,969
0 .9
93,570
Pfizer, Inc.
3,103,717
1 .0
53,383
Sanofi, ADR
2,863,464
0 .9
198,500
Viatris, Inc.
1,957,210
0 .6
30,435  Zimmer Biomet
Holdings, Inc.
3,415,416
1 .1
51,606,806
16 .6
Industrials : 11 .5%
6,800
3M Co.
636,616
0 .2
21,284
(1)
Boeing Co.
4,079,717
1 .3
4,100
Cummins, Inc.
936,686
0 .3
7,947
Flowserve Corp.
316,052
0 .1
66,027
General Electric Co.
7,299,285
2 .4
28,815  L3Harris Technologies,
Inc.
5,017,268
1 .6
8,500
Norfolk Southern Corp.
1,673,905
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
43,417
Siemens AG, ADR
$ 3,102,145
1 .0
98,562
Southwest Airlines Co.
2,668,073
0 .9
40,300  Stanley Black &
Decker, Inc.
3,368,274
1 .1
37,422
(1)
Stericycle, Inc.
1,673,138
0 .5
7,600
Union Pacific Corp.
1,547,588
0 .5
22,869  United Parcel Service,
Inc. - Class B
3,564,591
1 .1
35,883,338
11 .5
Information Technology : 7 .8%
5,200  Accenture PLC - Class
A
1,596,972
0 .5
1,500
(1)
Advanced Micro
Devices, Inc.
154,230
0.0
24,341
Applied Materials, Inc.
3,370,011
1 .1
11,988
Cisco Systems, Inc.
644,475
0 .2
15,883
Microsoft Corp.
5,015,057
1 .6
67,244
Qualcomm, Inc.
7,468,119
2 .4
46,183  Samsung Electronics
Co. Ltd.
2,334,742
0 .8
9,800
TE Connectivity Ltd.
1,210,594
0 .4
16,302
Texas Instruments, Inc.
2,592,181
0 .8
24,386,381
7 .8
Materials : 3 .9%
78,498  CF Industries
Holdings, Inc.
6,730,419
2 .2
11,372  International Flavors &
Fragrances, Inc.
775,229
0 .3
118,034
International Paper Co.
4,186,666
1 .3
3,700
RPM International, Inc.
350,797
0 .1
12,043,111
3 .9
Real Estate : 4 .0%
74,507
Equity Residential
4,374,306
1 .4
1,400  Lamar Advertising Co.
- Class A
116,858
0.0
84,565
Rayonier, Inc.
2,406,720
0 .8
5,500
Vornado Realty Trust
124,740
0.0
7,413
Welltower, Inc.
607,273
0 .2
160,301
Weyerhaeuser Co.
4,914,828
1 .6
12,544,725
4 .0
Utilities : 6 .4%
16,812
Ameren Corp.
1,258,042
0 .4
92,046
Dominion Energy, Inc.
4,111,695
1 .3
34,878
NextEra Energy, Inc.
1,998,161
0 .6
19,502
NiSource, Inc.
481,309
0 .2
28,700
(1)
PG&E Corp.
462,931
0 .2
37,750
Sempra Energy
2,568,132
0 .8
137,989
Southern Co.
8,930,648
2 .9
19,810,918
6 .4
Total Common Stock
(Cost $259,650,663)
304,833,579
98 .0
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0 .9%
Consumer Discretionary : 0 .7%
22,121
(3)
Dr Ing hc F Porsche
AG
$ 2,075,550
0 .7
Preferred Stocks : 0 .2%
14,210
(2)
NextEra Energy, Inc.
537,564
0 .2
1,953
NiSource, Inc.
190,320
0.0
727,884
0 .2
Total Preferred Stock
(Cost $3,437,506)
2,803,434
0 .9
Total Long-Term
Investments
(Cost $263,088,169)
307,637,013
98 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .9%
Repurchase Agreements : 0 .8%
1,000,000
(4)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,000,436,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,020,000, due
08/05/25-05/20/72)
1,000,000
0 .4
327,923
(4)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $328,066,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $334,502, due
01/31/24-10/01/53)
327,923
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,000,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,020,000, due
10/02/23)
$ 1,000,000
0 .3
Total Repurchase
Agreements
(Cost $2,327,923)
2,327,923
0 .8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .1%
389,540
(5)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $389,540) $ 389,540 0 .1
Total Short-Term
Investments
(Cost $2,717,463)
2,717,463
0 .9
Total Investments in
Securities
(Cost $265,805,632) $ 310,354,476 99 .8
Assets in Excess of
Other Liabilities 562,553 0.2
Net Assets $ 310,917,029 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 13,908,459 $ — $ — $ 13,908,459
Consumer Discretionary 11,735,366 — — 11,735,366
Consumer Staples 25,499,704 — — 25,499,704
Energy 29,939,732 — — 29,939,732
Financials 67,475,039 — — 67,475,039
Health Care 51,606,806 — — 51,606,806
Industrials 35,883,338 — — 35,883,338
Information Technology 22,051,639 2,334,742 — 24,386,381
Materials 12,043,111 — — 12,043,111
Real Estate 12,544,725 — — 12,544,725
Utilities 19,810,918 — — 19,810,918
Total Common Stock 302,498,837 2,334,742 — 304,833,579
Preferred Stock — 2,803,434 — 2,803,434
Short-Term Investments 389,540 2,327,923 — 2,717,463
Total Investments, at fair value $ 302,888,377 $ 7,466,099 $ — $ 310,354,476
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 61,174,457
Gross Unrealized Depreciation (16,625,613)
Net Unrealized Appreciation $ 44,548,844